Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure Of Goodwill [Abstract]
Goodwill
15.	Goodwill
Goodwill originated from acquisitions made by the Group and is attributable to the following operating segments:

	At December 31,
(Euro thousands)	2023	2022
Lanvin	45,931	45,931
Wolford	11,701	11,701
St. John	11,691	11,691

Total goodwill	69,323	69,323